Investment securities (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 34,113	$ 26,536
Unrealized Gross Gain	58	101
Unrealized Gross Loss	22	0
Fair Value	34,149	26,637
Corporate Debt Securities [Member] | Panama [Member]
Amortized Cost	12,660	7,050
Unrealized Gross Gain	0	0
Unrealized Gross Loss	0	0
Fair Value	12,660	7,050
Sovereign Debt [Member]
Amortized Cost	21,453	19,486
Unrealized Gross Gain	58	101
Unrealized Gross Loss	22	0
Fair Value	21,489	19,587
Sovereign Debt [Member] | Panama [Member]
Amortized Cost	2,000	2,000
Unrealized Gross Gain	45	60
Unrealized Gross Loss	0	0
Fair Value	2,045	2,060
Sovereign Debt [Member] | Colombia [Member]
Amortized Cost	13,011	13,015
Unrealized Gross Gain	4	40
Unrealized Gross Loss	3	0
Fair Value	13,012	13,055
Sovereign Debt [Member] | Honduras [Member]
Amortized Cost	6,442	4,471
Unrealized Gross Gain	9	1
Unrealized Gross Loss	19	0
Fair Value	$ 6,432	$ 4,472